Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Operating Leases [Abstract]
Schedule of Future Minimum Payments under Operating Leases	Future minimum payments under non-cancelable operating leases at December 31, 2012 are as follow:
2013	$284,447
2014	278,552
2015	23,049
$586,048